Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Operating loss carryforwards	$ 3,932,470	$ 996,165
Taxable income	80.00%
Valuation allowance	$ 2,733,136	$ 2,891,536